REVENUE AND DEFERRED REVENUE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2021 CNY (¥)
Disaggregation of Revenue [Line Items]
Total revenues	¥ 944,722	$ 148,247	¥ 531,915	¥ 218,656
Amortization of deferred channel costs	170,068	26,687	89,444	22,381
Revenue recognized	262,437	41,182
Deferred revenue					¥ 268,613
Online subscriptions
Disaggregation of Revenue [Line Items]
Total revenues	832,345	130,613	430,466	107,409
Online subscriptions | Recognized over time
Disaggregation of Revenue [Line Items]
Total revenues	831,363	130,459	429,633	106,163
Online subscriptions | Recognized at a point in time
Disaggregation of Revenue [Line Items]
Total revenues	982	154	833	1,246
Offline products and others
Disaggregation of Revenue [Line Items]
Total revenues	112,377	17,634	101,449	111,247
Offline products and others | Recognized at a point in time
Disaggregation of Revenue [Line Items]
Total revenues	¥ 112,377	$ 17,634	¥ 101,449	¥ 111,247